Acquisitions (Details Narrative) (10-K) - USD ($)					1 Months Ended	3 Months Ended	12 Months Ended
		Nov. 04, 2020	Apr. 23, 2020	Apr. 22, 2020	Apr. 30, 2019	Mar. 31, 2021	Dec. 31, 2019	Dec. 31, 2020	Apr. 21, 2020
Common stock, par value						$ 0.01	$ 0.01	$ 0.01
Common stock, shares issued						369,446,959	84,069,967	90,601,912
Common stock, shares outstanding						369,446,959	84,069,967	90,601,912
Number of preferred stock for acquisitions, value							$ 15,240,792
Shareholders [Member]
Common stock, shares outstanding									41,419,934
Equity ownership percentage				15.00%
Stock price				$ 0.09
Common Stock [Member]
Common shares issued conversion of debt, shares						278,187,847
Number of shares issued during the period							20,750
Number of preferred stock for acquisitions
Number of preferred stock for acquisitions, value
Preferred Stock [Member]
Common shares issued conversion of debt, shares						(278,188)
Number of shares issued during the period						278,188
Number of preferred stock for acquisitions							84,475
Number of preferred stock for acquisitions, value							$ 845
Merger Agreement [Member]
Common shares issued conversion of debt, shares					10,318,746
Common stock, shares issued			82,419,967	41,419,934
Common stock, shares outstanding			82,419,967	41,419,934
Purchase price	[1]			$ 3,727,755
Merger Agreement [Member] | PointR [Member]
Stock price		$ 0.18
Conversion of stock, value		$ 200,000
Conversion of stock, shares		84,475
Purchase price		$ 17,865,792
Consideration transferred		15,200,000
Contingent consideration		$ 2,600,000
Number of preferred stock for acquisitions		84,475
Number of preferred stock for acquisitions, value		$ 15,000,000
Repayment of short term debt		200,000
Merger Agreement [Member] | PointR [Member] | Minimum [Member]
Contingent consideration		15,000,000
Merger Agreement [Member] | Shareholders [Member] | PointR [Member]
Purchase price		17,831,427
Contingent consideration		$ 2,625,000
Merger Agreement [Member] | Security Holders [Member] | PointR [Member]
Equity ownership percentage		23.29%
Merger Agreement [Member] | Stockholders [Member] | PointR [Member]
Equity ownership percentage		76.71%
Merger Agreement [Member] | Contingent Value Right [Member]
Percentage of net proceeds from merger				75.00%
Net proceeds from merger				$ 500,000
Merger Agreement [Member] | Oncotelic [Member]
Common shares issued conversion of debt, shares				41,000,033	41,000,033
Common stock, shares outstanding				10,318,746
Merger Agreement [Member] | Oncotelic [Member] | Converted Options [Member]
Common shares issued conversion of debt, shares				3,102,411
Merger Agreement [Member] | Oncotelic [Member] | Converted Warrants [Member]
Common shares issued conversion of debt, shares				150,000
Merger Agreement [Member] | Series A Preferred Stock [Member]
Common shares issued conversion of debt, shares				0.01877292
Merger Agreement [Member] | Series A Preferred Stock [Member] | Oncotelic [Member]
Common shares issued conversion of debt, shares					193,713
Number of shares issued during the period					77,154
Merger Agreement [Member] | Series A Preferred Stock [Member] | Oncotelic [Member] | Former Shareholders [Member]
Number of shares issued during the period				10,000
Merger Agreement [Member] | Series A Convertible Preferred Stock [Member] | Oncotelic [Member]
Common shares issued conversion of debt, shares			193,713	193,713
Conversion of shares, par value				$ 0.01
Number of shares issued during the period				77,154
Stock issued preferred stock conversion basis			preferred stock which converted at a 1:1,000 ratio
Merger Agreement [Member] | Common Stock [Member]
Common stock, par value				$ 0.01
Common shares issued conversion of debt, shares			193,712,995	3.97335267
Merger Agreement [Member] | Common Stock [Member] | PointR [Member]
Equity ownership percentage		23.29%
Stock price		$ 0.18
Conversion of stock, shares		1,000
Number of preferred stock for acquisitions		84,474,854
Number of preferred stock for acquisitions, value		$ 15,205,473
Common stock equivalents		$ 360,638,491
Merger Agreement [Member] | Common Stock [Member] | Oncotelic [Member]
Common shares issued conversion of debt, shares				1,000
Common stock, shares outstanding				7,866,335
Merger Agreement [Member] | Common Stock [Member] | Oncotelic [Member] | Former Shareholders [Member]
Number of shares issued during the period				2,100,000
Merger Agreement [Member] | Preferred Stock [Member] | PointR [Member]
Conversion of stock, shares		1,000
Contingent consideration		$ 2,600,000
Number of preferred stock for acquisitions		84,475

[1]	The total purchase price of $3,727,755 represents the consideration transferred from Mateon in the Merger and was calculated based on the number of shares of Common Stock outstanding at the date of the Merger.